Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Details) (Detail) - EUR (€) € in Thousands	Jun. 30, 2019		Dec. 31, 2018
Trade and other current payables [abstract]
Total trade payables	€ 5,439		€ 5,916
Other current liabilities
Social security	196		314
Payroll accruals and taxes	1,271		1,351
Other current liabilities	223		1,024
Total other current liabilities	€ 1,690	[1]	€ 2,690

[1]	The interim condensed financial statements are unaudited financial statements